As filed with the Securities and Exchange Commission on May 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
(Address of principal executive offices) (Zip code)

Mitch York
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-932-2750
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2010

Date of reporting period:  03/31/2010

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
March 31, 2010 (Unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 4.70%
Pennsylvania - 4.70%
Pennsylvania State Higher Education Assistance Agency
1.558%, 06/01/2047 (a)(b)(e)	$4,475,000	$4,475,000
Pennsylvania State Higher Education Assistance Agency
16.683%, 05/01/2046 (a)(b)(e)	4,625,000	4,625,000
TOTAL MUNICIPAL BONDS (Cost $9,100,000)		9,100,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 95.56%
FFCB - 0.78%
4.70%, 04/28/2015 (c)	1,500,000	1,504,380
		1,504,380

FHLB - 23.30%
0.75%, 04/29/2013 (c)	3,000,000	2,999,991
1.28%, 04/15/2025 (a)(b)	7,500,000	7,500,000
1.85%, 12/21/2012	5,000,000	4,983,900
2.00%, 04/07/2020 (a)	2,000,000	1,995,000
3.00%, 12/30/2019 (c)	3,000,000	3,022,278
4.805%, 08/20/2015	754,246	808,469
5.10%, 11/19/2014 (c)	3,000,000	3,096,912
5.20%, 08/27/2013 (c)	3,500,000	3,570,518
5.25%, 09/15/2017 (b)	959,638	1,055,602
5.25%, 11/08/2017 (c)	5,000,000	5,148,865
5.25%, 12/11/2020 (b)(c)	10,000,000	10,900,000
		45,081,535

FHLMC - 18.77%
0.26%, 03/30/2015 (a)(b)	5,000,000	5,000,000
3.25%, 06/25/2014 (c)	2,000,000	2,014,350
3.50%, 07/08/2014 (c)	1,500,000	1,510,092
4.00%, 07/20/2016 (c)	1,000,000	1,002,934
5.736%, 08/01/2037 (a)	670,949	712,365
Pool E01489, 4.50%, 11/01/2018	1,246,755	1,302,141
Pool G11793, 5.00%, 09/01/2015	843,306	878,557
Pool G12402, 5.00%, 11/01/2021	1,578,809	1,674,234
Pool C90779, 5.00%, 01/01/2024	664,372	692,859
Pool G30284, 5.00%, 02/01/2026	1,044,538	1,088,909
Pool G11759, 5.50%, 12/01/2018	697,216	752,212
Pool G13161, 5.50%, 05/01/2023	608,142	653,071
Pool 1B1691, 4.045%, 05/01/2034 (a)	757,404	778,160
Pool G12785, 5.50%, 08/01/2017	689,110	743,466
Pool 781955, 2.893%, 05/01/2034 (a)	340,544	349,828
Pool 847661, 5.853%, 12/01/2036 (a)	1,006,924	1,055,799
Pool 1N1628, 5.72%, 06/01/2037 (a)	985,212	1,044,586
Pool D97199, 6.00%, 02/01/2027	1,404,940	1,509,246
Pool C91000, 6.00%, 11/01/2026	1,683,638	1,809,746
Pool G30360, 6.00%, 10/01/2027	1,400,566	1,504,548
Series 2690, 4.50%, 11/15/2025	1,500,000	1,542,031
Series 3070, 4.50%, 10/15/2018	986,162	984,860
Series 2827, 4.50%, 01/15/2023	1,000,000	1,056,383
Series 2776, 4.00%, 01/15/2034	735,648	763,970
Series 3128, 5.00%, 10/15/2027	2,000,000	2,108,554
Series 3187, 5.00%, 02/15/2032	1,009,319	1,048,904
Series 2941, 5.00%, 05/15/2033	1,000,000	1,057,573
Series 3414, 5.00%, 12/15/2036	1,087,486	1,153,254
Series 3349, 6.00%, 09/15/2036	478,764	519,209
		36,311,841

	Principal	Fair
	Amount	Value
FNMA - 49.70%
1.00%, 01/15/2013	$12,000,000	$12,010,716
1.60%, 11/26/2012	3,000,000	2,987,214
2.00%, 04/20/2020	2,000,000	1,998,768
2.25%, 02/25/2020	3,000,000	3,018,513
2.25%, 04/09/2012 (c)	5,000,000	5,002,110
2.25%, 04/20/2020	3,000,000	2,994,000
3.00%, 02/26/2020 (b)	4,000,000	4,020,000
3.00%, 03/03/2017	3,000,000	3,016,308
3.00%, 08/23/2013	5,000,000	5,088,975
3.00%, 12/28/2016 (c)	3,000,000	2,993,379
3.50%, 02/09/2015	5,000,000	5,042,620
3.50%, 08/25/2014 (c)	3,000,000	3,030,630
4.25%, 01/06/2025	1,500,000	1,516,362
4.30%, 04/15/2016 (c)	1,000,000	1,001,379
5.65%, 05/17/2022 (c)	5,000,000	5,031,300
5.953%, 06/21/2027 (c)	3,000,000	3,164,361
6.06%, 07/20/2027 (c)	1,000,000	1,015,597
Pool 735529, 3.222%, 08/01/2034 (a)	584,021	609,003
Pool 826046, 3.27%, 07/01/2035 (a)	1,353,117	1,381,026
Pool 254720, 4.50%, 05/01/2018	1,152,007	1,213,218
Pool 254510, 5.00%, 11/01/2017	810,189	865,234
Pool 254631, 5.00%, 02/01/2018	410,833	438,745
Pool 555545, 5.00%, 06/01/2018	530,320	566,019
Pool 357413, 5.00%, 07/01/2018	1,219,239	1,301,313
Pool 725647, 4.50%, 07/01/2019	1,040,514	1,094,175
Pool 255547, 4.50%, 01/01/2020	960,803	1,010,353
Pool 254985, 5.00%, 11/01/2023	716,428	747,523
Pool 257163, 5.00%, 04/01/2028	1,412,872	1,470,167
Pool 843024, 5.127%, 09/01/2035 (a)	594,759	624,974
Pool 254192, 5.50%, 02/01/2022	714,780	760,624
Pool 255182, 5.50%, 04/01/2024	714,903	759,724
Pool 257164, 5.50%, 04/01/2028	1,336,388	1,417,150
Pool 257239, 5.50%, 06/01/2028	1,400,785	1,485,439
Pool 802854, 2.599%, 12/01/2034 (a)	608,515	627,407
Pool 889634, 6.00%, 02/01/2023	1,312,448	1,419,253
Pool 256651, 6.00%, 03/01/2037	790,385	834,980
Pool 941676, 6.00%, 05/01/2037	1,471,654	1,554,686
Pool 256752, 6.00%, 06/01/2027	1,636,222	1,746,734
Pool 256890, 6.00%, 09/01/2037	715,328	755,688
Pool 256962, 6.00%, 11/01/2027	1,701,499	1,816,420
Pool 256946, 6.50%, 10/01/2027	1,126,288	1,222,955
Pool 851297, 2.797%, 09/01/2035 (a)	793,899	813,930
Series 2004-28, 4.50%, 01/25/2034	881,124	925,359
Series 2005-101, 5.00%, 06/25/2034	1,000,000	1,048,172
Series 2006-126, 5.50%, 04/25/2036	573,111	611,228
Series 2007-42, 5.50%, 01/25/2036	1,111,955	1,190,636
Series 2007-B2, 5.50%, 12/25/2020	119,152	127,707
Series 2008-51, 4.50%, 11/25/2022	1,269,725	1,333,037
Series 2008-67, 6.00%, 08/25/2034	218,127	217,860
Series 2009-3, 5.00%, 01/25/2049	1,143,865	1,212,197
		96,135,168

GNMA - 3.01%
Pool 80701, 4.375%, 06/20/2033 (a)	180,433	187,109
Pool 80825, 4.50%, 02/20/2034 (a)	127,847	133,724
Pool 80965, 4.625%, 07/20/2034 (a)	365,069	373,695
Pool 82212, 5.00%, 11/20/2038 (a)	1,614,433	1,691,995
Series 2003-110, 5.00%, 05/20/2029	69,783	69,965
Series 2008-6, 4.25%, 09/20/2037	1,748,081	1,822,564
Series 2010-14, 4.50%, 02/16/2040	1,472,631	1,550,996
		5,830,048

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $181,626,828)		184,862,972

	Principal	Fair
	Amount	Value
ASSET BACKED SECURITIES - 11.89%
Next Student Master Trust I Series 2007-1, Class A-12	$4,200,000	$3,990,000
1.40%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/30/08, Cost $4,200,000)
Next Student Master Trust I Series 2007-1, Class A-13	5,000,000	4,750,000
1.40%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/11/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-14	15,000,000	14,250,000
1.40%, 09/01/2042 (a)(b)(d)(e)
(Acquired 9/10/07, Cost $15,000,000)
TOTAL ASSET BACKED SECURITIES (Cost $24,200,000)		22,990,000

	Principal	Fair
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 19.96%
Money Market Funds - 19.96%
Federated Prime Obligations Fund, 0.11% (f)	4,698,197	4,698,197
Federated Prime Cash Obligations Fund, 0.11% (f)	7,973,337	7,973,337
Dreyfus Institutional Reserves Money Fund, 0.12% (f)	10,921,380	10,921,380
Federated Prime Value Obligations Fund, 0.13% (f)	10,014,125	10,014,125
Federated Prime Management Obligations Fund, 0.13% (f)	5,007,099	5,007,099
TOTAL SHORT TERM INVESTMENTS (Cost $38,614,138)		38,614,138

Total Investments (Cost $253,540,966) - 132.11%		255,567,110
Liabilities in Excess of Other Assets, Net (32.11%)		(62,116,939)
TOTAL NET ASSETS - 100.00%		$193,450,171

Footnotes
The following information for the Funds is presented on an income tax basis as of March 31, 2010*:
	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Gain/(Loss)
	253,540,966	3,405,302	(1,379,158)	2,026,144

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2010.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at March 31, 2010 is $60,565,602, which represents 31.31% of total net assets.
(c)	Collateral for securities sold subject to repurchase.
(d)	Restricted security under Rule 144A of the Securities Act of 1933.
(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2010 the value of these investments was $32,090,000 or 16.59% of total net assets.
(f)	The rate listed is the fund's 7-day yield as of March 31, 2010.

The CORE Fund
Schedule of Reverse Repurchase Agreements
March 31, 2010 (Unaudited)

		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Morgan Stanley	0.35%	1/8/2010	4/8/2010	$51,246,780	$51,205,460
				$51,246,780	$51,205,460

As of March 31, 2010, the fair value of securities held as collateral on reverse repurchase agreeements was $56,009,076, as noted on the Schedule of Investments. In addition, margin deposits of $1,020,465 have been pledged in connection with the reverse repurchase agreements.

The CORE Fund
Schedule of Short Futures Contracts
March 31, 2010 (Unaudited)

Number		Unrealized
of Contracts		Appreciation

200	U.S. Treasury 10-Year Note Futures Contract
	Expiring June 2010 (Underlying Face Amount at Fair Value $23,250,000)	$118,250

As of March 31, 2010, margin deposits of $1,043,021 have been pledged in connection with the open short futures contracts, a portion of which represents the required initial margin deposit on open short futures contracts.

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine that significance and character of all inputs to their fair value determination.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level I that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inpurts for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund's assets and liabilities measured at fair value as of
March 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Government & Agency Obligations	$—	$156,387,370	$28,475,602	$184,862,972
Asset Backed Securities	—	—	22,990,000	22,990,000
Municipal Bonds	—	—	9,100,000	9,100,000
Total Fixed Income	—	156,387,370	60,565,602	216,952,972
Short-Term Investments	38,614,138	—	—	38,614,138
Total Investments in Securities	$38,614,138	$156,387,370	$60,565,602	$255,567,110
Other Financial Instruments*	$118,250	$—	$—	$118,250

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Level 2 Reconciliation Disclosure
Following is a reconciliation of Level 2 assets for which significant unobservable inputs were used to determine fair value.

Transfers into Level 2	$19,104,641
Transfers out of Level 2	—
Net transfers in and/or out of Level 2	$19,104,641

Transfers were made into Level 2 because securities were being manually priced utilizing Advisor's model and now are being priced by independent third party service provider.

Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$65,310,445
Accrued discounts (premiums)	(17,903)
Realized gain (loss)	(12,676)
Change in unrealized appreciation (depreciation)	2,721
Net purchase (sales)	(1,882,837)
Transfers in and/or out of Level 3	(2,834,148)
Balance as of March 31, 2009	$60,565,602

Change in unrealized appreciation (depreciation) during the
year for Level 3 investments held at March 31, 2010.	$(292,780)

Derivatives
The Fund's advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise. The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

In this reporting period, the Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives
and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.)
is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in short future contracts for the year ended March 31, 2010, are as follows:
		Contracts
Outstanding at December 31, 2009		200
Futures opened		200
Futures closed		(200)
Outstanding at March 31, 2010		200

Values of Derivative Instruments as of March 31, 2010:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts*	Deposit at broker, Variation margin	($62,500)	None	$0
Total		($62,500)		$0

*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Short Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    WY Funds

By (Signature and Title)    /s/Mitchell York
Mitchell York, President/Principal Executive Officer

Date    May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Mitchell York
Mitchell York, President/Principal Executive Officer

Date    May 21, 2010

By (Signature and Title)    /s/M. Brent Wertz
M. Brent Wertz, Treasurer/Principal Financial Officer

Date    May 21, 2010

* Print the name and title of each signing officer under his or her signature.